Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Arrangements with Employees and Nonemployees [Abstract]
Schedule Equity-Based Compensation Expense
Equity-based compensation expense, which is recorded in Selling and administrative expenses in the Consolidated Statements of Operations, for the years ended December 31, 2016, 2015 and 2014 was as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Equity-based compensation expense	$39.2	$31.2	$16.4
Income tax benefit	(13.3)	(10.9)	(5.1)
Equity-based compensation expense (net of tax)	$25.9	$20.3	$11.3

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The weighted-average assumptions used to value the stock options granted during the years ended December 31, 2016, 2015 and 2014 were as follows:

	Years Ended December 31,
	2016	2015	2014
Grant date fair value	$8.55	$11.13	$7.23
Volatility (1)	25.00%	30.00%	30.00%
Risk-free rate (2)	1.47%	1.75%	1.77%
Expected dividend yield	1.08%	0.72%	0.70%
Expected term (in years) (3)	6.0	6.0	6.0

(1)	Based upon an assessment of the two-year, five-year and implied volatility for the Company’s selected peer group, adjusted for the Company’s leverage.

(2)	Based on a composite US Treasury rate.

(3)
Calculated using the simplified method, which defines the expected term as the average of the option’s contractual term and the option’s weighted-average vesting period. The Company utilizes this method as it has limited historical stock option data that is sufficient to derive a reasonable estimate of the expected stock option term.

Schedule of Stock Options Roll Forward
Stock option activity for the year ended December 31, 2016 was as follows:

Options	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at January 1, 2016	3,197,221	$25.58
Granted	956,280	39.99
Forfeited/Expired	(48,166)	32.87
Exercised (1)	(324,284)	22.90
Outstanding at December 31, 2016	3,781,051	$29.36	7.4	$85.9

Exercisable at December 31, 2016	1,729,243	$22.82	6.4	$50.6
Vested and expected to vest at December 31, 2016	2,025,415	$34.84	8.3	$34.9

(1) The total intrinsic value of stock options exercised during the years ended December 31, 2016, 2015 and 2014 was $7 million, $2 million, and $1 million, respectively.

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
RSU activity for the year ended December 31, 2016 was as follows:

	Number of Units	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2016	1,257,399	$19.19
Granted (1)	35,392	39.82
Vested (2)	(32,250)	31.34
Forfeited	(81,053)	17.05
Nonvested at December 31, 2016	1,179,488	$19.52

(1)	The weighted-average grant date fair value of RSUs granted during the years ended December 31, 2016, 2015 and 2014 was $39.82, $36.24 and $24.29, respectively.

(2)	The aggregate fair value of RSUs that vested during the years ended December 31, 2016, 2015 and 2014 was $1 million, $1 million and less than $1 million, respectively.